Shareholders' equity - Ordinary shares purchased on market (Details) - Ordinary shares	6 Months Ended
Mar. 31, 2024 $ / shares shares
Share-based payments
Net number of ordinary shares purchased/(sold) on market | shares	4,054,004
Average share price, ordinary shares | $ / shares	$ 22.30
Employee Share Plan (ESP)
Share-based payments
Net number of ordinary shares purchased/(sold) on market | shares	1,294,803
Average share price, ordinary shares | $ / shares	$ 21.05
Restricted Shares
Share-based payments
Net number of ordinary shares purchased/(sold) on market | shares	2,456,247
Average share price, ordinary shares | $ / shares	$ 23.02
Westpac Performance Plan (WPP) | Share rights exercised
Share-based payments
Net number of ordinary shares purchased/(sold) on market | shares	302,118
Average share price, ordinary shares | $ / shares	$ 21.75
Westpac Equity Incentive Plan (EIP) | Non-performance share rights exercised
Share-based payments
Net number of ordinary shares purchased/(sold) on market | shares	836
Average share price, ordinary shares | $ / shares	$ 21.47